Label	Element	Value
Class A, Inst, Adm, Pref, Inv, R6 Shares | Goldman Sachs Short-Term Conservative Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Goldman Sachs Short-Term Conservative Income Fund—Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Goldman Sachs Short-Term Conservative Income Fund (the "Fund") seeks to generate current income and
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	secondarily maintain an emphasis on preservation of capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 29, 2022
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in the annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended March 31, 2021 was 79% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	79.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The “Other Expenses” for Preferred Shares have been restated to reflect expenses expected to be incurred during the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The “Total Annual Fund Operating Expenses” and "Total Annual Fund Operating Expenses After Expense Limitation" do not correlate to the ratios of the net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include “Acquired Fund Fees and Expenses.”
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class A Shares, Institutional Shares, Administration Shares, Preferred Shares, Investor Shares and/or Class R6 Shares of the Fund for the time periods indicated and then redeem all of your Class A Shares, Institutional Shares, Administration Shares, Preferred Shares, Investor Shares and/or Class R6 Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates any applicable fee waiver and/or expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund pursues its investment objective by investing in a broad range of high quality, U.S. dollar-denominated fixed income instruments, including obligations issued or guaranteed by the U.S. Government, its agencies, authorities, instrumentalities or sponsored enterprises (“U.S. Government Securities”), obligations of U.S. banks, corporate notes, commercial paper and other short-term obligations of U.S. companies, certificates of deposit, states, municipalities and other entities, fixed and floating rate asset-backed securities and repurchase agreements. The Fund may also invest in U.S. dollar-denominated obligations issued or guaranteed by foreign banks, companies and governments or their agencies, authorities, instrumentalities or sponsored enterprises. The Fund will not invest in mortgage-backed securities or derivatives. The Fund may also seek to obtain exposure to fixed income investments through investments in affiliated or unaffiliated investment companies, including exchange-traded funds (“ETFs”). In pursuing the Fund’s investment objective, the Investment Adviser will seek to enhance the Fund’s return by identifying those high quality, U.S. dollar-denominated fixed income instruments that are within the maturity guidelines discussed below and that the Investment Adviser believes offer attractive yields relative to other similar securities, consistent with preservation of capital and liquidity. The Fund will concentrate its investments in the financial services group of industries. Therefore, under normal circumstances, the Fund will invest more than 25% of its total assets in securities issued by companies in the financial services group of industries and repurchase agreements secured by such obligations. The Fund may, however, invest less than 25% of its total assets in this group of industries as a temporary defensive position. The Fund’s benchmarks are the Bloomberg Barclays Short-Term Government/Corporate Index and the ICE BofAML 3-6 Month U.S. Treasury Bill Index. Credit Quality Guidelines The Fund will invest at least 85% of its total assets in securities (or the issuers of such securities) that are rated, at the time of purchase, in the highest short-term credit rating category by at least one nationally recognized statistical rating organization (“NRSRO”) (A-1, P-1, or F1 by S&P Global Ratings (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch Ratings, Inc. (“Fitch”), respectively), or, if such securities only maintain long term ratings or are unrated, determined by the Investment Adviser to be of comparable credit quality at the time of purchase (e.g., minimum long-term credit rating of A- by Standard & Poor’s or Fitch, or A3 by Moody’s). The remainder of the Fund’s investments will carry a minimum short-term credit rating of A-2, P-2, or F2 by Standard & Poor’s, Moody’s or Fitch, respectively, at the time of purchase, or, if such securities only maintain long term ratings or are unrated, determined by the Investment Adviser to be of comparable credit quality at the time of purchase (e.g., minimum long-term credit rating of BBB by Standard & Poor’s or Fitch, or Baa2 by Moody’s). The Fund may also rely on the credit quality of a guarantee or demand feature in determining the credit quality of a security supported by the guarantee or demand feature. Maturity Guidelines Except for floating rate and variable rate securities, the Fund will invest in securities that have remaining maturities of two years or less at the time of purchase, with limited exceptions where a security has maturity shortening features (e.g., demand features). Floating rate and variable rate securities must have remaining maturities of three years or less at the time of purchase, with limited exceptions where a security has maturity shortening features (e.g., demand features). The Fund will maintain a dollar-weighted average portfolio maturity (“WAM”) that does not exceed approximately nine months and a dollar-weighted average portfolio life (“WAL”) that does not exceed approximately one year. THE FUND IS NOT A MONEY MARKET FUND AND DOES NOT ATTEMPT TO MAINTAIN A STABLE NET ASSET VALUE. Liquidity Solutions Investment Philosophy The Fund is managed to seek to generate current income and secondarily maintain an emphasis on preservation of capital and liquidity. The Investment Adviser follows a conservative, risk-managed investment process. Our process: ■ Combines diversified sources of return by employing multiple strategies ■ Takes a global perspective to seek to uncover relative value opportunities ■ Considers a wide range of factors as part of the fundamental investment process, which may include environmental, social and governance (“ESG”) factors ■ Employs focused specialist teams to seek to identify short-term mis-pricings and incorporate long-term views ■ Emphasizes a risk-aware approach as we view risk management as both an offensive and defensive tool No one factor or consideration is determinative in the fundamental investment process.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments in the financial services group of industries. Therefore, under normal circumstances, the Fund will invest more than 25% of its total assets in securities issued by companies in the financial services group of industries and repurchase agreements secured by such obligations.
Risk [Heading]	rr_RiskHeading	Principal Risks of the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. Investments in the Fund involve substantial risks which prospective investors should consider carefully before investing. The Fund's principal risks are presented below in alphabetical order, and not in the order of importance or potential exposure. Asset-Backed and Receivables-Backed Securities Risk. The Fund may invest in asset-backed and receivables-backed securities whose principal and interest payments are collateralized by pools of assets such as auto loans, credit card receivables, leases, installment contracts and personal property. Asset-backed securities are subject to certain additional risks, including “extension risk” (i.e., in periods of rising interest rates, issuers may pay principal later than expected) and “prepayment risk” (i.e., in periods of declining interest rates, issuers may pay principal more quickly than expected, causing the Fund to reinvest proceeds at lower prevailing interest rates). These risks are generally greater for longer-term asset-backed securities. Asset-backed securities are subject to various other risks, including the risk that private insurers fail to meet their obligations, the risk of unexpectedly high rates of default on the assets backing the securities and the risks associated with the nature and servicing of the assets backing the securities. Asset-backed securities may not have the benefit of a security interest in collateral comparable to that of mortgage assets, resulting in additional credit risk. Credit/Default Risk. An issuer or guarantor of fixed income securities or instruments held by the Fund,or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities or instruments may deteriorate rapidly, which may impair the Fund's liquidity and cause significant deterioration in net asset value (“NAV”). Financial Services Sector Risk. An adverse development in the financial services sector, including U.S. and foreign banks, broker-dealers, insurance companies, finance companies (e.g., automobile finance) and related asset-backed securities, may affect the value of the Fund’s investments more than if the Fund were not invested to such a degree in this sector. Companies in the financial services sector may be particularly susceptible to certain economic factors such as interest rate changes, fiscal, regulatory and monetary policy and general economic cycles. Floating and Variable Rate Obligations Risk. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit the Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent the Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, the Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates. Certain floating and variable rate obligations have an interest rate floor feature, which prevents the interest rate payable by the security from dropping below a specified level as compared to a reference interest rate (the “reference rate”), such as the London Interbank Offered Rate (“LIBOR”). Such a floor protects the Fund from losses resulting from a decrease in the reference rate below the specified level. However, if the reference rate is below the floor, there will be a lag between a rise in the reference rate and a rise in the interest rate payable by the obligation, and the Fund may not benefit from increasing interest rates for a significant amount of time. LIBOR is the average interest rate at which a selection of large global banks borrow from one another, and has been widely used as a benchmark rate for adjustments to floating and variable rate obligations. On March 5, 2021, the United Kingdom’s Financial Conduct Authority (“FCA”) and ICE Benchmark Authority formally announced that certain LIBORs will cease publication after December 31, 2021 while others will cease publication after June 30, 2023. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain Fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any pricing adjustments to the Fund’s investments resulting from a substitute reference rate may also adversely affect the Fund’s performance and/or NAV. Foreign Risk. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which the Fund invests. The imposition of exchange controls, sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. In addition, the Fund will be subject to the risk that an issuer of non-U.S. sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay the principal or interest when due. Industry Concentration Risk. The Fund concentrates its investments in the financial services group of industries, which has historically experienced substantial price volatility. This concentration subjects the Fund to greater risk of loss as a result of adverse economic, business, political, environmental or other developments than if its investments were diversified across different industries. Interest Rate Risk. When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund. Large Shareholder Transactions Risk. The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund's NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund's performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund's current expenses being allocated over a smaller asset base, leading to an increase in the Fund's expense ratio. Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. Redemptions by large shareholders may have a negative impact on the Fund’s liquidity. Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments. Municipal Securities Risk. Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. The Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). While interest earned on municipal securities is generally not subject to federal tax, any interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to tax at the state level. NAV Risk. The NAV of the Fund and the value of your investment will fluctuate. Other Investment Companies Risk. By investing in other investment companies (including ETFs) indirectly through the Fund, investors will incur a proportionate share of the expenses of the other investment companies held by the Fund (including operating costs and investment management fees) in addition to the fees regularly borne by the Fund. In addition, the Fund will be affected by the investment policies, practices and performance of such investment companies in direct proportion to the amount of assets the Fund invests therein. U.S. Government Securities Risk. The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. Government Securities issued by those agencies, instrumentalities and government sponsored enterprises, including those issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.
Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Institutional, Administration, Preferred, Investor and Class R6 Shares compare to those of certain broad-based securities market indices.The ICE BofAML 3-6 Month U.S. Treasury Bill Index shows how the Fund’s performance compares to short-term Treasury bills of about 90 to 180-day maturity. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling the appropriate phone number on the back cover of the Prospectus.Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Institutional, Administration, Preferred, Investor and Class R6 Shares compare to those of certain broad-based securities market indices.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.gsamfunds.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR (INSTITUTIONAL)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	ReturnsQuarter endedYear-to-Date Return0.07%June 30, 2021During the periods shown in the chart above:ReturnsQuarter endedBest Quarter Return2.15%June 30, 2020Worst Quarter Return-1.21%March 31, 2020
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN For the period ended December 31, 2020
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are for Institutional Shares only. The after-tax returns for Class A, Administration, Preferred, Investor and Class R6 Shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns are for Institutional Shares only. The after-tax returns for Class A, Administration, Preferred, Investor and Class R6 Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Class A, Inst, Adm, Pref, Inv, R6 Shares | Goldman Sachs Short-Term Conservative Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fees	rr_RedemptionFeeOverRedemption	none
Exchange Fees	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Administration Fees	rr_Component1OtherExpensesOverAssets	none
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.14%
Other Expenses	rr_OtherExpensesOverAssets	0.14%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.57%	[2]
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	0.47%	[2]
1 Year	rr_ExpenseExampleYear01	$ 48
3 Years	rr_ExpenseExampleYear03	173
5 Years	rr_ExpenseExampleYear05	308
10 Years	rr_ExpenseExampleYear10	$ 704
1 Year	rr_AverageAnnualReturnYear01	1.09%	[4]
5 Years	rr_AverageAnnualReturnYear05		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	1.65%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2016	[4]
Class A, Inst, Adm, Pref, Inv, R6 Shares | Goldman Sachs Short-Term Conservative Income Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fees	rr_RedemptionFeeOverRedemption	none
Exchange Fees	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administration Fees	rr_Component1OtherExpensesOverAssets	none
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.06%
Other Expenses	rr_OtherExpensesOverAssets	0.06%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.34%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	0.24%	[2]
1 Year	rr_ExpenseExampleYear01	$ 25
3 Years	rr_ExpenseExampleYear03	99
5 Years	rr_ExpenseExampleYear05	181
10 Years	rr_ExpenseExampleYear10	$ 421
2015	rr_AnnualReturn2015	0.40%
2016	rr_AnnualReturn2016	1.14%
2017	rr_AnnualReturn2017	1.44%
2018	rr_AnnualReturn2018	2.15%
2019	rr_AnnualReturn2019	3.04%
2020	rr_AnnualReturn2020	1.42%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2021
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.07%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.15%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.21%)
1 Year	rr_AverageAnnualReturnYear01	1.42%
5 Years	rr_AverageAnnualReturnYear05	1.84%
Since Inception	rr_AverageAnnualReturnSinceInception	1.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2014
Class A, Inst, Adm, Pref, Inv, R6 Shares | Goldman Sachs Short-Term Conservative Income Fund | Administration
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fees	rr_RedemptionFeeOverRedemption	none
Exchange Fees	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administration Fees	rr_Component1OtherExpensesOverAssets	0.25%
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.06%
Other Expenses	rr_OtherExpensesOverAssets	0.31%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.59%	[2]
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	0.49%	[2]
1 Year	rr_ExpenseExampleYear01	$ 50
3 Years	rr_ExpenseExampleYear03	179
5 Years	rr_ExpenseExampleYear05	319
10 Years	rr_ExpenseExampleYear10	$ 728
1 Year	rr_AverageAnnualReturnYear01	1.16%
5 Years	rr_AverageAnnualReturnYear05	1.58%
Since Inception	rr_AverageAnnualReturnSinceInception	1.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2014
Class A, Inst, Adm, Pref, Inv, R6 Shares | Goldman Sachs Short-Term Conservative Income Fund | Preferred
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fees	rr_RedemptionFeeOverRedemption	none
Exchange Fees	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administration Fees	rr_Component1OtherExpensesOverAssets	0.10%
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.06%
Other Expenses	rr_OtherExpensesOverAssets	0.16%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.44%	[2]
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	0.34%	[2]
1 Year	rr_ExpenseExampleYear01	$ 35
3 Years	rr_ExpenseExampleYear03	131
5 Years	rr_ExpenseExampleYear05	236
10 Years	rr_ExpenseExampleYear10	$ 545
1 Year	rr_AverageAnnualReturnYear01	1.27%	[4]
5 Years	rr_AverageAnnualReturnYear05		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	1.87%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2016	[4]
Class A, Inst, Adm, Pref, Inv, R6 Shares | Goldman Sachs Short-Term Conservative Income Fund | Investor
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fees	rr_RedemptionFeeOverRedemption	none
Exchange Fees	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administration Fees	rr_Component1OtherExpensesOverAssets	none
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.14%
Other Expenses	rr_OtherExpensesOverAssets	0.14%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.42%	[2]
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	0.32%	[2]
1 Year	rr_ExpenseExampleYear01	$ 33
3 Years	rr_ExpenseExampleYear03	125
5 Years	rr_ExpenseExampleYear05	225
10 Years	rr_ExpenseExampleYear10	$ 520
1 Year	rr_AverageAnnualReturnYear01	1.24%	[4]
5 Years	rr_AverageAnnualReturnYear05		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	2.05%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 14, 2018	[4]
Class A, Inst, Adm, Pref, Inv, R6 Shares | Goldman Sachs Short-Term Conservative Income Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fees	rr_RedemptionFeeOverRedemption	none
Exchange Fees	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administration Fees	rr_Component1OtherExpensesOverAssets	none
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.05%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.33%	[2]
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	0.23%	[2]
1 Year	rr_ExpenseExampleYear01	$ 24
3 Years	rr_ExpenseExampleYear03	96
5 Years	rr_ExpenseExampleYear05	175
10 Years	rr_ExpenseExampleYear10	$ 408
1 Year	rr_AverageAnnualReturnYear01	1.33%	[5]
5 Years	rr_AverageAnnualReturnYear05	1.83%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	1.44%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2017	[5]
Class A, Inst, Adm, Pref, Inv, R6 Shares | Goldman Sachs Short-Term Conservative Income Fund | Returns After Taxes on Distributions | Institutional
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.96%
5 Years	rr_AverageAnnualReturnYear05	1.15%
Since Inception	rr_AverageAnnualReturnSinceInception	0.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2014
Class A, Inst, Adm, Pref, Inv, R6 Shares | Goldman Sachs Short-Term Conservative Income Fund | Returns After Taxes on Distributions and Sale of Fund Shares | Institutional
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.84%
5 Years	rr_AverageAnnualReturnYear05	1.10%
Since Inception	rr_AverageAnnualReturnSinceInception	0.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2014
Class A, Inst, Adm, Pref, Inv, R6 Shares | Goldman Sachs Short-Term Conservative Income Fund | Bloomberg Barclays Short-Term Government/Corporate Index | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.31%	[4]
5 Years	rr_AverageAnnualReturnYear05		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	1.69%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2016	[4]
Class A, Inst, Adm, Pref, Inv, R6 Shares | Goldman Sachs Short-Term Conservative Income Fund | Bloomberg Barclays Short-Term Government/Corporate Index | Institutional
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.31%
5 Years	rr_AverageAnnualReturnYear05	1.55%
Since Inception	rr_AverageAnnualReturnSinceInception	1.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2014
Class A, Inst, Adm, Pref, Inv, R6 Shares | Goldman Sachs Short-Term Conservative Income Fund | Bloomberg Barclays Short-Term Government/Corporate Index | Administration
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.31%
5 Years	rr_AverageAnnualReturnYear05	1.55%
Since Inception	rr_AverageAnnualReturnSinceInception	1.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2014
Class A, Inst, Adm, Pref, Inv, R6 Shares | Goldman Sachs Short-Term Conservative Income Fund | Bloomberg Barclays Short-Term Government/Corporate Index | Preferred
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.31%	[4]
5 Years	rr_AverageAnnualReturnYear05		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	1.69%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2016	[4]
Class A, Inst, Adm, Pref, Inv, R6 Shares | Goldman Sachs Short-Term Conservative Income Fund | Bloomberg Barclays Short-Term Government/Corporate Index | Investor
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.31%	[4]
5 Years	rr_AverageAnnualReturnYear05		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	2.05%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 14, 2018	[4]
Class A, Inst, Adm, Pref, Inv, R6 Shares | Goldman Sachs Short-Term Conservative Income Fund | Bloomberg Barclays Short-Term Government/Corporate Index | Class R6
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.31%	[5]
5 Years	rr_AverageAnnualReturnYear05	1.55%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	1.19%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2017	[5]
Class A, Inst, Adm, Pref, Inv, R6 Shares | Goldman Sachs Short-Term Conservative Income Fund | ICE BofAML 3-6 Month U.S. Treasury Bill Index | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.86%	[4]
5 Years	rr_AverageAnnualReturnYear05		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	1.47%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2016	[4]
Class A, Inst, Adm, Pref, Inv, R6 Shares | Goldman Sachs Short-Term Conservative Income Fund | ICE BofAML 3-6 Month U.S. Treasury Bill Index | Institutional
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.86%
5 Years	rr_AverageAnnualReturnYear05	1.30%
Since Inception	rr_AverageAnnualReturnSinceInception	0.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2014
Class A, Inst, Adm, Pref, Inv, R6 Shares | Goldman Sachs Short-Term Conservative Income Fund | ICE BofAML 3-6 Month U.S. Treasury Bill Index | Administration
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.86%
5 Years	rr_AverageAnnualReturnYear05	1.30%
Since Inception	rr_AverageAnnualReturnSinceInception	0.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2014
Class A, Inst, Adm, Pref, Inv, R6 Shares | Goldman Sachs Short-Term Conservative Income Fund | ICE BofAML 3-6 Month U.S. Treasury Bill Index | Preferred
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.86%	[4]
5 Years	rr_AverageAnnualReturnYear05		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	1.47%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2016	[4]
Class A, Inst, Adm, Pref, Inv, R6 Shares | Goldman Sachs Short-Term Conservative Income Fund | ICE BofAML 3-6 Month U.S. Treasury Bill Index | Investor
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.86%	[4]
5 Years	rr_AverageAnnualReturnYear05		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	1.74%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 14, 2018	[4]
Class A, Inst, Adm, Pref, Inv, R6 Shares | Goldman Sachs Short-Term Conservative Income Fund | ICE BofAML 3-6 Month U.S. Treasury Bill Index | Class R6
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.86%	[5]
5 Years	rr_AverageAnnualReturnYear05	1.30%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	0.98%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2017	[5]

[1]	The “Other Expenses” for Preferred Shares have been restated to reflect expenses expected to be incurred during the current fiscal year.
[2]	The “Total Annual Fund Operating Expenses” and "Total Annual Fund Operating Expenses After Expense Limitation" do not correlate to the ratios of the net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include “Acquired Fund Fees and Expenses.”
[3]	The Investment Adviser has agreed to (i) waive a portion of its management fee in order to achieve an effective net management fee rate of 0.20% as an annual percentage of the Fund’s average daily net assets, and (ii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, administration fees, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.004% of the Fund’s average daily net assets. These arrangements will remain in effect through at least July 29, 2022, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.
[4]	Class A Shares and Preferred Shares commenced operations on October 31, 2016, and Investor Shares commenced operations on August 14, 2018. Prior to the respective dates, the performance of Class A Shares, Preferred Shares and Investor Shares is that of Institutional Shares, including since inception performance as of Institutional Shares’ inception date. Performance has been adjusted for Class A Shares, Preferred Shares and Investor Shares to reflect the fees of these share classes. Performance of Class A Shares reflects no initial sales charge. Prior to July 30, 2018, the maximum initial sales charge applicable to Class A Shares was 1.50%, which is not reflected in the performance shown in the table above.
[5]	Class R6 Shares commenced operations on November 30, 2017. Prior to that date, the performance of Class R6 Shares shown in the table above is that of Institutional Shares, including since inception performance as of Institutional Shares’ inception date. Performance has not been adjusted to reflect the expenses of Class R6 Shares. Class R6 Shares would have had higher returns because: (i) Institutional Shares and Class R6 Shares represent interests in the same portfolio of securities; and (ii) Class R6 Shares have lower expenses.